Long-term investment, net (Tables)	12 Months Ended
Jun. 30, 2025
Long-term investment, net
Schedule of long-term investment, net

	June 30,	June 30,
	2025	2024
Cost of long-term investment	$—	$3,000,000
Less: impairment loss	—	(3,000,000)
Long-term investment, net	$—	$—